Note 21 - Disposal Group Held For Sale - Disposal Group Held For Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Property, plant, and equipment	$ 214
Trade and other receivables	80
Cash and cash equivalents	2
Assets held for sale	296
Rehabilitation provision	602
Trade and other payables	7
Liabilities associated with assets held for sale	$ 609